CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash and cash equivalents	$ 25,037,766	$ 17,504,622
Receivables	107,727	123,576
Prepaid expenses	646,996	782,416
CURRENT ASSETS	25,792,489	18,410,614
NON-CURRENT ASSETS
Buildings and equipment	189,294	247,103
Right-of-use assets	235,965	423,774
Exploration and evaluation assets	71,913,864	71,423,369
NON-CURRENT ASSETS	72,339,123	72,094,246
TOTAL ASSETS	98,131,612	90,504,860
CURRENT LIABILITIES
Trade and other payables	3,736,222	4,228,719
Lease liabilities	201,825	178,294
CURRENT LIABILITIES	3,938,047	4,407,013
NON-CURRENT LIABILITIES
Convertible notes	9,562,293	27,336,373
Convertible note derivative	26,060,446	25,478,212
Warrant derivative	874,864	274,723
Non-current lease liabilities	65,136	265,563
NON-CURRENT LIABILITIES	36,562,739	53,354,871
TOTAL LIABILITIES	40,500,786	57,761,884
EQUITY
Share capital	528,715,788	283,489,579
Equity reserve	26,176,265	25,882,517
Deficit	(497,261,227)	(276,629,120)
TOTAL EQUITY	57,630,826	32,742,976
TOTAL LIABILITIES AND EQUITY	$ 98,131,612	$ 90,504,860